Cover	Jul. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	AppFolio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37468
Entity Tax Identification Number	26-0359894
Entity Address, Address Line One	70 Castilian Drive
Entity Address, City or Town	Santa Barbara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	805
Local Phone Number	364-6093
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock, $0.0001 par value
Trading Symbol	APPF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001433195
Amendment Flag	false